Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [text block] [Abstract]
Schedule of selling and marketing expenses in the statement of profit or loss
Thousands of $	Intellectual and property rights & Software licenses	Internally developed intangible assets	Externally acquired Developed Technology	Externally developed In-Process R&D	TOTAL
Gross value
At January 1, 2020	5,143	9,325	4,500	3,300	22,268
Currency translation adjustments	(9)	(2)			(11)
Gross value at December 31, 2020	5,134	9,323	4,500	3,300	22,257

Accumulated amortization and impairment
At January 1, 2020	(4,404)	(5,332)	(1,963)	(3,300)	(14,999)
Additions	(274)	(1,206)	(450)		(1,930)
Impairment		(273)			(273)
Currency translation adjustments	2	1			3
Accumulated amortization and impairment at December 31, 2020	(4,676)	(6,810)	(2,413)	(3,300)	(17,199)
Net value at December 31, 2020	458	2,513	2,087	0	5,058

Gross value
At January 1, 2021	5,134	9,323	4,500	3,300	22,257
Gross value at December 31, 2021	5,134	9,323	4,500	3,300	22,257

Accumulated amortization and impairment
At January 1, 2021	(4,676)	(6,810)	(2,413)	(3,300)	(17,199)
Additions	(234)	(926)	(450)		(1,610)
Accumulated amortization and impairment at December 31, 2021	(4,910)	(7,736)	(2,863)	(3,300)	(18,809)
Net value at December 31, 2021	224	1,587	1,637	0	3,448